Members' Capital (Deficit) (Tables)	12 Months Ended
Dec. 31, 2020
Owl Rock Capital And Subsidiaries And Owl Rock Capital Securities LLC [Member]
Members Capital (Deficit) [Line Items]
Summary of Ownership Interests
Ownership interests of Owl Rock Capital are summarized in the following table:

	December 31, 2020		December 31, 2019
	Units	Economic Interest %	Units	Economic Interest %
Sponsor B Units	5,010,000	50.1%	5,010,000	50.1%
Class A Units	4,990,000	49.9%	4,990,000	49.9%

Total	10,000,000	100.0%	10,000,000	100.0%